Goodwill and Other Intangible Assets - Summary of Expected Amortization Expense for Finite-Lived Intangibles Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2014	$ 1,129
2015	883
2016	645
2017	500
2018	134
Total	$ 3,291